SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
SEGMENTED INFORMATION [Text Block]

NOTE 22 - SEGMENTED INFORMATION

Reportable segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources, and in assessing performance.

The Company's chief operating decision makers are the Chief Executive Officer and the Chief Financial Officer. They review the operating performance of the Company by two segments comprised of manufacturing and non-manufacuring operations. The manufacturing operations includes the manufacturing, sale and distribution of cannabis related products. The non-manufacturing operations include PerceiveMD. The accounting policies of the segments are the same as those described in the summary of significant accounting policies. The chief operating decision makers utilize gross profit as a key measure in making operating decisions and assessing performance. The non-manufacturing segment is immaterial and, accordingly, segmented figures are not presented.